Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 27, 2017	Oct. 31, 2015	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
PGIM Short Duration Multi-Sector Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,775.12			$ 10,068.77		$ 10,344.71		$ 10,394.73		$ 11,018.89		$ 11,263.47		$ 11,458.17		$ 10,657.92		$ 11,224.86	$ 12,153.73	$ 12,871.15
PGIM Short Duration Multi-Sector Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,234.25		10,436.57		10,394.83		10,939.68		11,086.04		11,187.03		10,317.74		10,761.44	11,565.51	12,134.07
PGIM Short Duration Multi-Sector Bond Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,336.50		10,678.00		10,752.17		11,439.68		11,725.66		11,960.04		11,145.36		11,767.82	12,785.72	13,555.48
PGIM Short Duration Multi-Sector Bond Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			10,337.13		10,646.94		10,729.55		11,428.91		11,722.79		11,965.18		11,167.24		11,785.91	12,816.07	13,597.82
PGIM Total Return Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		9,674.80			10,221.85		10,550.67		10,333.30		11,648.58		12,187.98		12,338.84		10,135.23		10,348.58	11,618.87	12,367.94
PGIM Total Return Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,487.04		10,744.14		10,444.70		11,689.81		12,136.18		12,199.04		9,952.34		10,078.41	11,233.83	11,880.91
PGIM Total Return Bond Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		10,000.00			10,538.14		10,849.59		10,599.89		11,917.00		12,437.77		12,560.67		10,296.28		10,478.21	11,733.40	12,457.57
PGIM Total Return Bond Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,594.09		10,956.22		10,764.44		12,161.25		12,759.72		12,952.09		10,676.21		10,919.93	12,285.62	13,123.70
PGIM Total Return Bond Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name				Class R2
Accumulated Value	$ 10,000.00		$ 9,720.79			$ 10,945.55		$ 11,430.60		$ 11,556.77		$ 9,489.51		$ 9,667.67		$ 10,841.96		$ 11,525.85
PGIM Total Return Bond Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name				Class R4
Accumulated Value	10,000.00		9,740.99			10,996.17		11,519.98		11,668.26		9,605.16		9,810.04		11,029.05		11,753.75
PGIM Total Return Bond Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000.00			10,603.03		10,974.67		10,785.74		12,204.80		12,817.90		13,024.30		10,741.01		10,997.47	12,394.86	13,242.18
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,000	10,000	$ 9,762.457424611986		10,437.01852578497	$ 10,886.036249550147	10,531.19643115119	$ 11,559.590885320453	10,314.959003693453	$ 11,504.322287753243	11,502.126231428207	$ 9,700.151976423174	12,213.800367614718	$ 9,734.700958284007	12,155.403870370066	$ 10,761.34814329726	10,249.127408653238	$ 11,424.131510927287	10,285.631673513373	11,370.381461816789	12,070.674735127051
Bloomberg US Government/Credit 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Government/Credit 1-3 Year Index
Accumulated Value		$ 10,000			$ 10,130.802645235746		$ 10,199.12149896742		$ 10,233.72665974664		$ 10,734.08324689705		$ 11,097.396913916942		$ 11,092.048106860506		$ 10,550.846084031191		$ 10,891.305757280079	$ 11,571.65780601408	$ 12,158.081561210893